Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long Term Debt

	December 31,
	2011	2010
U.S. credit agreement — revolving credit line	$132,000	$—
U.S. credit agreement — term loan	127,000	134,000
U.K. credit agreement — revolving credit line	59,060	54,597
U.K. credit agreement — term loan	—	5,505
U.K. credit agreement — overdraft line of credit	13,333	7,116
7.75% senior subordinated notes due 2016	375,000	375,000
3.5% senior subordinated convertible notes due 2026, net of debt discount	63,324	148,884
Mortgage facilities	75,684	46,052
Other	4,790	4,901

Total long-term debt	$850,191	$776,055
Less: current portion	(3,414)	(6,770)

Net long-term debt	$846,777	$769,285

Scheduled maturities of long-term debt of next five years and thereafter

2012	$3,414
2013	3,545
2014	261,541
2015	114,728
2016	441,764
2017 and thereafter	25,199

Total long-term debt reported	$850,191

Liability and equity components related to the Convertible Notes

	December 31,
	2011	2010
Carrying amount of the equity component	$36,936	$36,936

Principal amount of the liability component	$63,324	$150,602
Unamortized debt discount	—	1,718

Net carrying amount of the liability component	$63,324	$148,884